Securities - Amortized Cost, Gains and Losses, and Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2011 United States Treasury And Agency Securities Member	Dec. 31, 2011 United States Treasury Securities Exceeding Ten Percent Of Consolidated Shareholders Equity [Member]	Dec. 31, 2010 United States Treasury Securities Exceeding Ten Percent Of Consolidated Shareholders Equity [Member]	Dec. 31, 2011 Agency Securities [Member]	Dec. 31, 2010 Agency Securities [Member]	Dec. 31, 2011 Collateralized Mortgage Obligations [Member]	Dec. 31, 2010 Collateralized Mortgage Obligations [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member]		Dec. 31, 2010 Residential Mortgage Backed Securities [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member] Prime Loan [Member]	Dec. 31, 2010 Residential Mortgage Backed Securities [Member] Prime Loan [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member] Alt-A Loan [Member]	Dec. 31, 2010 Residential Mortgage Backed Securities [Member] Alt-A Loan [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member] Subprime Loan [Member]	Dec. 31, 2010 Residential Mortgage Backed Securities [Member] Subprime Loan [Member]	Dec. 31, 2011 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2010 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2011 Non United States Securities [Member]	Dec. 31, 2010 Non United States Securities [Member]	Dec. 31, 2011 Corporate Bond Securities [Member]	Dec. 31, 2010 Corporate Bond Securities [Member]	Dec. 31, 2011 Other Debt Obligations [Member]	Dec. 31, 2010 Other Debt Obligations [Member]	Dec. 31, 2011 Taxable Securities [Member]	Dec. 31, 2010 Taxable Securities [Member]	Dec. 31, 2011 Tax-exempt securities [Member]	Dec. 31, 2010 Tax-exempt securities [Member]	Dec. 31, 2011 Debt [Member]	Dec. 31, 2010 Debt [Member]	Dec. 31, 2009 Debt [Member]	Dec. 31, 2008 Debt [Member]	Dec. 31, 2011 Equity Securities		Dec. 31, 2010 Equity Securities
Debt and Marketable Equity Securities [Abstract]
Available-for-sale Securities, Amortized Cost	$ 271,172,000,000		$ 336,498,000,000	$ 43,433,000,000	$ 43,433,000,000	$ 49,413,000,000	$ 138,073,000,000	$ 190,409,000,000	$ 44,392,000,000	$ 36,639,000,000	$ 14,948,000,000	[1]	$ 23,458,000,000							$ 4,894,000,000	$ 6,167,000,000	$ 4,872,000,000	$ 4,054,000,000	$ 2,993,000,000	$ 5,157,000,000	$ 12,889,000,000	$ 15,514,000,000	$ 266,494,000,000	$ 330,811,000,000	$ 4,678,000,000	$ 5,687,000,000
Available-for-sale Securities, Gross Unrealized Gains					242,000,000	604,000,000	4,511,000,000	3,048,000,000	774,000,000	401,000,000	301,000,000	[1]	588,000,000							629,000,000	686,000,000	62,000,000	92,000,000	79,000,000	144,000,000	49,000,000	39,000,000	6,647,000,000	5,602,000,000	15,000,000	32,000,000	6,662,000,000	5,634,000,000			10,000,000	[2]	10,628,000,000
Available-for-sale Securities, Gross Unrealized Losses					(811,000,000)	(912,000,000)	(21,000,000)	(2,240,000,000)	(167,000,000)	(23,000,000)	(482,000,000)	[1]	(929,000,000)							(1,000,000)	(1,000,000)	(14,000,000)	(7,000,000)	(37,000,000)	(10,000,000)	(60,000,000)	(161,000,000)	(1,593,000,000)	(4,283,000,000)	(90,000,000)	(222,000,000)	(1,683,000,000)	(4,505,000,000)			(7,000,000)	[2]	(13,000,000)
AFS Debt Securities	276,151,000,000		337,627,000,000	42,864,000,000	42,864,000,000	49,105,000,000	142,563,000,000	191,217,000,000	44,999,000,000	37,017,000,000	14,767,000,000	[1]	23,117,000,000							5,522,000,000	6,852,000,000	4,920,000,000	4,139,000,000	3,035,000,000	5,291,000,000	12,878,000,000	15,392,000,000	271,548,000,000	332,130,000,000	4,603,000,000	5,497,000,000
Held-to-maturity debt securities, Amortized Cost	35,265,000,000		427,000,000
Held-to-maturity Securities, Unrecognized Holding Gain	181,000,000	[3]
Held-to-maturity Securities, Unrecognized Holding Loss	(4,000,000)	[3]
Held-to-maturity Securities, Fair Value	35,442,000,000		427,000,000
Total Debt Securities Amortized Cost	306,437,000,000		336,925,000,000
Total Debt Securities Gross Unrealized Gains	6,843,000,000		5,634,000,000
Total Debt Securities Gross Unrealized Losses	(1,687,000,000)		(4,505,000,000)
Debt Securities, Fair Value	311,593,000,000		338,054,000,000
Available-for-sale Equity Securities, Amortized Cost Basis																																				65,000,000	[2]	8,650,000,000
Available-for-sale Securities, Equity Securities																																				68,000,000	[2]	19,265,000,000
Table Details [Abstract]
Available-for-sale Securities, Debt Maturities, Percent Held by Rating														89.00%	90.00%	9.00%	8.00%	2.00%	2.00%
In Text Details [Abstract]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	3,100,000,000																															3,100,000,000	714,000,000	(628,000,000)	(5,956,000,000)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	1,900,000,000
Nonperforming Debt Securities	140,000,000		44,000,000
Gross gains recorded in OCI	$ 9,000,000		$ 51,000,000

[1]	At December 31, 2011 and 2010, includes approximately 89 percent and 90 percent prime bonds, nine percent and eight percent Alt-A bonds and two percent subprime bonds.
[2]	Classified in other assets on the Corporation’s Consolidated Balance Sheet.
[3]	Substantially all U.S. agency securities.